Note 17 - Acquisition of Business (Details Textual) $ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2020 CAD ($)	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)	Feb. 28, 2018 CAD ($)	Feb. 28, 2018 USD ($)	Jun. 06, 2017 CAD ($)	Dec. 08, 2016 CAD ($)
Intell Enercare Solutions Inc. [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired						100.00%
Total consideration transferred, acquisition-date fair value						$ 9,987
Cash transferred						2,199
Liabilities incurred						7,788
Contingent consideration, target earnings before interest, taxes, depreciation, and amortisation			$ 3,500
Contingent liabilities recognised as of acquisition date			1,300			7,800
Revenue of acquiree since acquisition date			1,495
Profit (loss) of acquiree since acquisition date			(850)
Revenue of combined entity as if combination occurred at beginning of period			1,635
Profit (loss) of combined entity as if combination occurred at beginning of period			(1,019)
Intell Enercare Solutions Inc. [member] | Major business combination, year two expectations [member]
Statement Line Items [Line Items]
Contingent consideration, target earnings before interest, taxes, depreciation, and amortisation		$ 3,000
Intell Enercare Solutions Inc. [member] | Major business combination, year three expectations [member]
Statement Line Items [Line Items]
Contingent consideration, target earnings before interest, taxes, depreciation, and amortisation	$ 2,500
Intell Enercare Solutions Inc. [member] | Bottom of range [member]
Statement Line Items [Line Items]
Total consideration transferred, acquisition-date fair value						11,000
Intell Enercare Solutions Inc. [member] | Top of range [member]
Statement Line Items [Line Items]
Liabilities incurred						$ 9,000
SW Direkt [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired							95.00%
SW Pro [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired							51.00%
SW Direkt and SWPro [member]
Statement Line Items [Line Items]
Total consideration transferred, acquisition-date fair value							$ 6,385
Cash transferred							4,221
Liabilities incurred							$ 2,164
Contingent liabilities recognised as of acquisition date			0
EdgePower Inc. [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired				100.00%	100.00%
Total consideration transferred, acquisition-date fair value				$ 17,921	$ 14
Cash transferred				7,000
Liabilities incurred				669
Contingent liabilities recognised as of acquisition date			0
Revenue of acquiree since acquisition date			209
Profit (loss) of acquiree since acquisition date			112
Revenue of combined entity as if combination occurred at beginning of period			4,282
Profit (loss) of combined entity as if combination occurred at beginning of period			$ 2,469
Equity interests of acquirer				$ 8,966
EdgePower Inc. [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Equity interests of acquirer					7
EdgePower Inc. [member] | Top of range [member] | Three year performance-based payout [member]
Statement Line Items [Line Items]
Liabilities incurred					$ 6